UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Income Fund

Quarterly portfolio holdings 2/28/2014

John Hancock
INVESTMENTS

Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 46.2%					$1,448,811,676

(Cost $1,381,632,817)

Consumer Discretionary 8.0%					250,729,704

Auto Components 1.8%
American Axle & Manufacturing, Inc.	6.625	10/15/22		10,180,000	11,070,738
General Motors Financial Company, Inc.	4.250	05/15/23		16,005,000	16,165,050
Lear Corp.	8.125	03/15/20		3,600,000	3,942,000
Tenneco, Inc.	6.875	12/15/20		3,645,000	4,009,500
The Goodyear Tire & Rubber Company	7.000	05/15/22		16,575,000	18,481,125
The Goodyear Tire & Rubber Company	8.750	08/15/20		2,495,000	2,944,100

Automobiles 0.8%
Chrysler Group LLC	8.250	06/15/21		2,600,000	2,944,500
Ford Motor Company	4.750	01/15/43		8,750,000	8,462,834
Ford Motor Company	6.625	10/01/28		6,818,000	7,920,068
Ford Motor Company	7.450	07/16/31		4,827,000	6,205,046

Hotels, Restaurants & Leisure 0.3%
Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	10,025,000	3,976,223
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20		1,499,000	1,501,659
MGM Resorts International	8.625	02/01/19		3,375,000	4,041,563

Household Durables 0.4%
Beazer Homes USA, Inc.	6.625	04/15/18		2,060,000	2,224,800
Meritage Homes Corp.	7.000	04/01/22		3,160,000	3,460,200
Standard Pacific Corp.	8.375	05/15/18		3,025,000	3,599,750
Standard Pacific Corp.	8.375	01/15/21		1,835,000	2,188,238

Internet & Catalog Retail 0.3%
QVC, Inc.	5.950	03/15/43		8,760,000	8,483,972

Media 4.1%
Cablevision Systems Corp.	8.000	04/15/20		6,700,000	7,889,250
Cablevision Systems Corp.	8.625	09/15/17		4,905,000	5,849,213
CCO Holdings LLC	5.750	01/15/24		11,600,000	11,658,000
Cinemark USA, Inc.	4.875	06/01/23		15,590,000	15,122,300
Cinemark USA, Inc.	7.375	06/15/21		3,950,000	4,404,250
DISH DBS Corp.	5.000	03/15/23		9,145,000	9,076,413
DISH DBS Corp.	5.875	07/15/22		1,940,000	2,041,850
DISH DBS Corp.	7.875	09/01/19		15,250,000	17,918,750
Lamar Media Corp.	5.000	05/01/23		4,515,000	4,503,713
Quebecor Media, Inc.	7.375	01/15/21	CAD	1,310,000	1,285,097
Regal Entertainment Group	9.125	08/15/18		839,000	907,773
Shaw Communications, Inc.	5.500	12/07/20	CAD	3,155,000	3,216,744
Shaw Communications, Inc.	5.700	03/02/17	CAD	2,325,000	2,310,470
Sirius XM Holdings, Inc. (S)	5.250	08/15/22		3,175,000	3,286,125
Sirius XM Holdings, Inc. (S)	5.875	10/01/20		8,905,000	9,372,513
Univision Communications, Inc. (S)	6.750	09/15/22		9,130,000	10,134,300
Videotron, Ltd. (S)	7.125	01/15/20	CAD	4,670,000	4,554,863
Virgin Media Secured Finance PLC	5.250	01/15/21		2,210,000	2,281,825
WMG Acquisition Corp.	11.500	10/01/18		10,175,000	11,574,063

Multiline Retail 0.2%
Macy's Retail Holdings, Inc.	7.875	08/15/36		6,800,000	7,604,576

Textiles, Apparel & Luxury Goods 0.1%
PVH Corp.	7.375	05/15/20		3,700,000	4,116,250

1

Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Consumer Staples 2.9%					$90,699,030

Beverages 0.8%
Anheuser-Busch InBev Worldwide, Inc.	9.750	11/17/15	BRL	7,710,000	3,255,315
Constellation Brands, Inc.	3.750	05/01/21		6,920,000	6,729,700
Constellation Brands, Inc.	4.250	05/01/23		11,075,000	10,853,500
Corporacion Lindley SA (S)	6.750	11/23/21		3,160,000	3,381,200

Commercial Services & Supplies 0.1%
ARAMARK Corp. (S)	5.750	03/15/20		4,073,000	4,297,015

Food & Staples Retailing 0.6%
Hawk Acquisition Sub, Inc. (S)	4.250	10/15/20		12,110,000	12,079,725
Smithfield Foods, Inc. (S)	5.875	08/01/21		6,930,000	7,137,900

Food Products 0.2%
JBS Investments GmbH (S)	7.750	10/28/20		2,820,000	2,918,700
Marfrig Holding Europe BV (S)	8.375	05/09/18		1,760,000	1,689,600
TreeHouse Foods, Inc.	7.750	03/01/18		2,500,000	2,607,500

Household Products 0.6%
Harbinger Group, Inc.	7.875	07/15/19		16,765,000	18,190,025

Tobacco 0.6%
Alliance One International, Inc.	9.875	07/15/21		17,385,000	17,558,850

Energy 4.3%					135,724,700

Energy Equipment & Services 0.8%
Calfrac Holdings LP (S)	7.500	12/01/20		4,920,000	5,141,400
Inkia Energy, Ltd. (S)	8.375	04/04/21		12,190,000	13,165,200
PHI, Inc.	8.625	10/15/18		4,875,000	5,240,625
Trinidad Drilling, Ltd. (S)	7.875	01/15/19		2,490,000	2,664,300

Gas Utilities 0.3%
DCP Midstream LLC (5.850% to 5-21-23, then 3 month
LIBOR + 3.850%) (S)	5.850	05/21/43		8,760,000	8,212,500

Oil, Gas & Consumable Fuels 3.2%
Arch Coal, Inc.	7.000	06/15/19		2,855,000	2,369,650
Arch Coal, Inc.	7.250	06/15/21		5,115,000	4,117,575
Carrizo Oil & Gas, Inc.	7.500	09/15/20		3,100,000	3,410,000
CNOOC Finance 2013, Ltd.	3.000	05/09/23		9,405,000	8,522,444
Ecopetrol SA	4.250	09/18/18		1,280,000	1,352,000
Ecopetrol SA	5.875	09/18/23		3,710,000	4,025,350
EP Energy LLC	7.750	09/01/22		6,410,000	7,227,275
MarkWest Energy Partners LP	6.500	08/15/21		2,467,000	2,676,695
MEG Energy Corp. (S)	6.375	01/30/23		2,855,000	2,940,650
Niska Gas Storage US LLC	8.875	03/15/18		4,380,000	4,577,100
Pertamina Persero PT (S)	5.250	05/23/21		3,910,000	3,939,325
Pertamina Persero PT (S)	6.500	05/27/41		2,800,000	2,583,000
Petrobras Global Finance BV	4.375	05/20/23		10,890,000	9,877,589
Petrobras International Finance Company	5.375	01/27/21		5,035,000	5,049,158
Petroleos Mexicanos	6.000	03/05/20		2,685,000	3,027,338
Sabine Pass Liquefaction LLC (S)	5.625	04/15/23		10,920,000	10,728,900
Samson Investment Company (S)	10.750	02/15/20		7,820,000	8,689,975
SandRidge Energy, Inc.	7.500	02/15/23		6,200,000	6,541,000
SM Energy Company (S)	5.000	01/15/24		8,050,000	7,848,750
Valero Energy Corp.	6.125	02/01/20		1,530,000	1,796,901

2

Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials 14.7%					$459,107,737

Banks 3.9%
ANZ National International, Ltd.	2.950	07/27/15	SGD	11,000,000	8,890,957
Banco Safra SA (S)	10.250	08/08/16	BRL	4,641,000	1,855,608
Banco Votorantim SA (S)	6.250	05/16/16	BRL	10,930,000	5,188,691
Bancolombia SA	5.950	06/03/21		5,995,000	6,354,700
Bank of America Corp. (P)	0.886	12/01/26		4,405,000	3,847,014
Bank of America Corp. (8.000% to 01/30/2018, then 3 month
LIBOR + 3.630%) (Q)	8.000	01/30/18		2,730,000	3,112,200
BBVA Bancomer SA (S)	6.500	03/10/21		5,570,000	6,043,450
Citigroup, Inc.	6.250	06/29/17	NZD	9,880,000	8,560,008
Citigroup, Inc. (5.900% to 02/15/2023, then 3 month LIBOR +
4.230%) (Q)	5.900	02/15/23		4,350,000	4,306,500
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR
+ 3.033%) (Q)	5.100	06/30/23		14,615,000	13,372,725
International Finance Corp.	3.875	02/26/18	NZD	10,482,000	8,574,813
National Australia Bank, Ltd.	6.000	02/15/17	AUD	5,420,000	5,154,286
Northgroup Preferred Capital Corp. (6.378% to 10-15-17 then
3 month LIBOR + 1.173%) (Q)(S)	6.378	10/15/17		4,940,000	4,989,400
PNC Financial Services Group, Inc. (P)(Q)	4.454	04/28/14		3,540,000	3,543,540
PNC Funding Corp.	5.625	02/01/17		3,360,000	3,737,761
Regions Financial Corp.	7.375	12/10/37		4,085,000	4,663,358
Synovus Financial Corp.	5.125	06/15/17		2,005,000	2,095,225
The Royal Bank of Scotland PLC (P)	1.849	03/31/14	SGD	6,250,000	4,881,109
Valley National Bancorp	5.125	09/27/23		6,445,000	6,706,854
Westpac Banking Corp.	5.000	10/21/19	GBP	2,280,000	4,280,394
Westpac Banking Corp.	7.250	02/11/20	AUD	5,000,000	5,057,418
Zions Bancorporation (5.800% to 6-15-23, then 3 month
LIBOR + 3.800%) (Q)	5.800	06/15/23		7,675,000	7,022,625
Capital Markets 0.5%
HK Land Treasury SG	3.860	12/29/17	SGD	4,000,000	3,317,818
Temasek Financial I, Ltd.	3.265	02/19/20	SGD	12,250,000	10,200,506
Consumer Finance 0.3%
Credit Acceptance Corp. (S)	6.125	02/15/21		5,935,000	6,157,563
Discover Financial Services	5.200	04/27/22		3,100,000	3,339,559
Diversified Financial Services 7.2%
Banco Continental SA (7.375% to 10-7-20, then 3 month
LIBOR + 6.802%) (S)	7.375	10/07/40		3,455,000	3,667,291
Corporacion Andina de Fomento	3.750	01/15/16		2,560,000	2,674,867
European Investment Bank	4.250	02/04/15	NOK	85,900,000	14,623,094
European Investment Bank	5.375	05/20/14	AUD	17,636,000	15,824,317
European Investment Bank	6.500	09/10/14	NZD	5,685,000	4,832,790
General Electric Capital Australia Funding Pty, Ltd.	7.000	10/08/15	AUD	2,600,000	2,454,592
General Electric Capital Corp.	4.250	01/17/18	NZD	5,330,000	4,364,320
General Electric Capital Corp.	4.875	04/05/16	SEK	69,000,000	11,480,303
General Electric Capital Corp. (7.125% until 6-15-22, then 3
month LIBOR + 5.296%) (Q)	7.125	06/15/22		13,970,000	15,855,950
General Electric Capital Corp., Series A	7.625	12/10/14	NZD	33,700,000	29,045,253
Gruposura Finance (S)	5.700	05/18/21		5,165,000	5,378,056
Inter-American Development Bank	5.375	05/27/14	AUD	13,790,000	12,379,691
Intercorp Retail Trust (S)	8.875	11/14/18		3,985,000	4,204,175
International Bank for Reconstruction & Development	2.125	05/29/17	NOK	17,190,000	2,873,955
International Bank for Reconstruction & Development	2.375	03/02/17	NOK	34,490,000	5,801,813
International Bank for Reconstruction & Development	4.500	08/16/16	NZD	9,400,000	7,946,428

3

Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials (continued)

International Bank for Reconstruction & Development	5.375	12/15/14	NZD	14,720,000	$12,514,656
KFW	4.000	12/15/14	NOK	38,410,000	6,505,126
KFW	5.750	05/13/15	AUD	22,750,000	21,016,238
KFW	6.000	01/19/16	AUD	11,500,000	10,840,398
KFW	6.000	08/20/20	AUD	14,600,000	14,304,700
Nationstar Mortgage LLC	7.875	10/01/20		2,175,000	2,202,188
Nationstar Mortgage LLC	9.625	05/01/19		11,359,000	12,580,093
SPL Logistics Escrow LLC (S)	8.875	08/01/20		2,610,000	2,838,375

Insurance 1.1%
American International Group, Inc. (8.175% to 5-15-38, then
3 month LIBOR + 4.195%)	8.175	05/15/58		7,365,000	9,484,647
Glen Meadow Pass-Through Trust (6.505% to 2-15-17, then
3 month LIBOR + 2.125%) (S)	6.505	02/12/67		5,902,000	5,739,695
MetLife, Inc.	6.400	12/15/36		7,690,000	8,020,670
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month
LIBOR + 4.175%)	5.875	09/15/42		9,825,000	10,218,000

Real Estate Investment Trusts 0.6%
Corrections Corp. of America	4.125	04/01/20		6,896,000	6,740,840
DDR Corp.	4.625	07/15/22		4,035,000	4,235,382
Host Hotels & Resorts LP	4.750	03/01/23		8,050,000	8,428,535

Real Estate Management & Development 1.1%
CapitaMalls Asia Treasury, Ltd.	3.950	08/24/17	SGD	14,250,000	11,842,310
CBRE Services, Inc.	5.000	03/15/23		6,010,000	6,010,000
Country Garden Holdings Company, Ltd. (S)	7.500	01/10/23		3,075,000	2,940,469
Country Garden Holdings Company, Ltd. (S)	11.125	02/23/18		2,090,000	2,293,775
Realogy Group LLC (S)	7.625	01/15/20		1,980,000	2,222,550
Realogy Group LLC (S)	7.875	02/15/19		4,590,000	4,980,150
Yanlord Land Group, Ltd. (S)	10.625	03/29/18		4,170,000	4,487,963

Health Care 2.8%					88,572,074

Health Care Providers & Services 1.9%
Community Health Systems, Inc.	7.125	07/15/20		2,950,000	3,222,875
HCA, Inc.	7.500	02/15/22		10,400,000	12,064,000
HCA, Inc.	8.000	10/01/18		2,135,000	2,545,988
HCA, Inc.	8.500	04/15/19		10,410,000	10,930,500
Tenet Healthcare Corp.	4.375	10/01/21		15,988,000	15,788,150
Tenet Healthcare Corp. (S)	6.000	10/01/20		7,255,000	7,799,125
WellCare Health Plans, Inc.	5.750	11/15/20		6,089,000	6,347,783

Pharmaceuticals 0.9%
AbbVie, Inc.	4.400	11/06/42		3,110,000	3,057,646
Endo Finance LLC (S)	5.750	01/15/22		2,220,000	2,292,150
Endo Health Solutions, Inc.	7.250	01/15/22		3,765,000	4,117,969
Forest Laboratories, Inc. (S)	4.875	02/15/21		12,150,000	13,000,500
Forest Laboratories, Inc. (S)	5.000	12/15/21		6,360,000	6,805,200
Valeant Pharmaceuticals International, Inc. (S)	7.000	10/01/20		550,000	600,188

Industrials 3.2%					98,988,845

Aerospace & Defense 0.3%
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17		8,370,000	8,934,975

Airlines 0.7%
Air Canada (S)	6.750	10/01/19		2,360,000	2,525,200
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23		2,243,774	2,602,777

4

Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Industrials (continued)

Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22		3,230,250	$3,775,516
TAM Capital 3, Inc. (S)	8.375	06/03/21		6,040,000	6,349,550
TAM Capital, Inc.	7.375	04/25/17		3,135,000	3,268,238
UAL 2009-1 Pass Through Trust	10.400	11/01/16		1,112,418	1,255,363
UAL 2009-2A Pass Through Trust	9.750	01/15/17		1,667,706	1,917,861

Building Products 0.3%
Nortek, Inc.	8.500	04/15/21		2,700,000	3,024,000
Nortek, Inc.	10.000	12/01/18		5,125,000	5,650,313
Voto-Votorantim Overseas Trading Operations V, Ltd. (S)	6.625	09/25/19		1,205,000	1,337,550

Commercial Services & Supplies 0.8%
Covanta Holding Corp.	7.250	12/01/20		7,700,000	8,393,000
Iron Mountain, Inc.	5.750	08/15/24		16,850,000	16,428,750

Construction & Engineering 0.2%
Empresas ICA SAB de CV (S)	8.375	07/24/17		2,340,000	2,395,575
Tutor Perini Corp.	7.625	11/01/18		4,835,000	5,155,319

Electrical Equipment 0.1%
Coleman Cable, Inc.	9.000	02/15/18		2,410,000	2,524,475

Industrial Conglomerates 0.4%
Odebrecht Finance, Ltd. (S)	7.125	06/26/42		4,390,000	4,280,250
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15		5,400,000	5,400,000
Smiths Group PLC (S)	7.200	05/15/19		520,000	616,321
Tenedora Nemak SA de CV (S)	5.500	02/28/23		2,810,000	2,795,950

Machinery 0.1%
Volvo Treasury AB (S)	5.950	04/01/15		2,590,000	2,728,824

Marine 0.2%
Navios Maritime Holdings, Inc.	8.125	02/15/19		4,310,000	4,428,525
Navios South American Logistics, Inc.	9.250	04/15/19		1,595,000	1,710,638

Trading Companies & Distributors 0.1%
American Builders & Contractors Supply Company, Inc. (S)	5.625	04/15/21		1,450,000	1,489,875

Information Technology 1.1%					35,521,606

Internet Software & Services 0.1%
j2 Global, Inc.	8.000	08/01/20		1,935,000	2,104,313

IT Services 0.4%
Brightstar Corp. (S)	9.500	12/01/16		6,890,000	7,544,550
IBM Corp.	2.750	12/21/20	GBP	3,925,000	6,533,243

Semiconductors & Semiconductor Equipment 0.3%
Micron Technology, Inc. (S)	5.875	02/15/22		8,840,000	9,237,800

Software 0.1%
First Data Corp. (S)	8.875	08/15/20		3,080,000	3,426,500

Technology Hardware, Storage & Peripherals 0.2%
Seagate HDD Cayman	7.000	11/01/21		5,960,000	6,675,200

Materials 3.7%					116,291,138

Chemicals 0.3%
TPC Group, Inc. (S)	8.750	12/15/20		8,560,000	9,244,800

Construction Materials 0.4%
Cemex Finance LLC (S)	9.375	10/12/22		3,100,000	3,552,600

5

Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Materials (continued)

China Shanshui Cement Group, Ltd. (S)	8.500	05/25/16		3,740,000	$3,838,175
Votorantim Cimentos SA (S)	7.250	04/05/41		4,760,000	4,617,200
Vulcan Materials Company	7.500	06/15/21		1,330,000	1,552,775

Containers & Packaging 1.0%
AEP Industries, Inc.	8.250	04/15/19		4,050,000	4,313,250
Ardagh Packaging Finance PLC (S)	7.375	10/15/17		9,060,000	9,682,875
Ball Corp.	4.000	11/15/23		14,270,000	13,681,363
Owens-Brockway Glass Container, Inc.	7.375	05/15/16		2,440,000	2,717,550

Metals & Mining 1.8%
ArcelorMittal	7.250	03/01/41		9,390,000	9,554,325
CSN Islands XI Corp. (S)	6.875	09/21/19		1,560,000	1,618,500
CSN Islands XII Corp. (Q)(S)	7.000	09/23/15		2,800,000	2,366,000
Essar Steel Algoma, Inc. (S)	9.375	03/15/15		5,165,000	5,100,438
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22		14,080,000	15,276,800
HudBay Minerals, Inc.	9.500	10/01/20		4,670,000	4,950,200
Rio Tinto Finance USA, Ltd.	7.125	07/15/28		3,985,000	5,055,702
Rio Tinto Finance USA, Ltd.	9.000	05/01/19		2,400,000	3,147,348
SunCoke Energy, Inc.	7.625	08/01/19		5,960,000	6,407,000
Vale Overseas, Ltd.	4.625	09/15/20		2,400,000	2,521,992

Paper & Forest Products 0.2%
Mercer International, Inc.	9.500	12/01/17		3,280,000	3,575,200
Sappi Papier Holding GmbH (S)	7.500	06/15/32		4,369,000	3,517,045

Telecommunication Services 3.2%					101,588,345

Diversified Telecommunication Services 2.3%
American Tower Corp.	4.700	03/15/22		3,640,000	3,804,615
American Tower Corp.	7.000	10/15/17		4,065,000	4,767,115
Crown Castle Towers LLC (S)	4.883	08/15/20		5,058,000	5,534,499
Frontier Communications Corp.	7.125	03/15/19		2,770,000	3,060,850
Frontier Communications Corp.	7.125	01/15/23		10,310,000	10,799,725
Frontier Communications Corp.	9.250	07/01/21		1,665,000	1,968,863
GTP Acquisition Partners I LLC (S)	7.628	06/15/16		5,175,000	5,543,910
Satelites Mexicanos SA de CV	9.500	05/15/17		4,452,000	4,752,510
SingTel Group Treasury Pte, Ltd.	3.488	04/08/20	SGD	2,250,000	1,849,011
T-Mobile USA, Inc.	6.125	01/15/22		12,610,000	13,319,313
T-Mobile USA, Inc.	6.250	04/01/21		4,814,000	5,132,928
T-Mobile USA, Inc.	6.625	04/01/23		3,000,000	3,225,000
T-Mobile USA, Inc.	6.836	04/28/23		3,090,000	3,337,200
Verizon Communications, Inc. (P)	1.992	09/14/18		4,105,000	4,303,222
Wind Acquisition Finance SA (S)	7.250	02/15/18		1,500,000	1,578,750

Wireless Telecommunication Services 0.9%
ENTEL Chile SA (S)	4.875	10/30/24		11,545,000	11,516,080
SBA Telecommunications, Inc.	5.750	07/15/20		4,310,000	4,536,275
SBA Tower Trust (S)	5.101	04/17/17		4,770,000	5,163,854
SoftBank Corp. (S)	4.500	04/15/20		5,760,000	5,796,000
Sprint Communications, Inc. (S)	9.000	11/15/18		1,305,000	1,598,625

Utilities 2.3%					71,588,497

Electric Utilities 0.4%
Appalachian Power Company	5.000	06/01/17		2,305,000	2,521,075
Dubai Electricity & Water Authority (S)	7.375	10/21/20		4,890,000	5,880,225
E.ON International Finance BV	6.000	10/30/19	GBP	1,650,000	3,208,307

6

Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Utilities (continued)

Gas Utilities 0.0%
Southern Gas Networks PLC	4.875	12/21/20	GBP	600,000	$1,102,947

Independent Power and Renewable Electricity Producers 1.5%
AES Corp.	4.875	05/15/23		19,339,000	18,758,830
Dynegy, Inc. (S)	5.875	06/01/23		11,855,000	11,617,900
NRG Energy, Inc. (S)	6.250	07/15/22		4,695,000	4,882,800
NRG Energy, Inc.	6.625	03/15/23		10,805,000	11,399,275

Multi-Utilities 0.3%
Dominion Resources, Inc.	5.600	11/15/16		2,680,000	2,982,497
NiSource Finance Corp.	5.650	02/01/45		5,335,000	5,712,419

Water Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20		3,460,000	3,522,222

Convertible Bonds 0.6%					$17,790,214

(Cost $13,162,751)

Consumer Discretionary 0.4%					11,382,442

Media 0.4%
XM Satellite Radio, Inc. (S)	7.000	12/01/14		5,693,000	11,382,442

Financials 0.1%					3,325,147

Real Estate Investment Trusts 0.1%
Dundee International Real Estate Investment Trust	5.500	07/31/18	CAD	1,570,000	1,442,676
Transglobe Apartment Real Estate Investment Trust (S)	5.400	09/30/18	CAD	1,960,000	1,882,471

Health Care 0.1%					3,082,625

Health Care Equipment & Supplies 0.1%
Teleflex, Inc.	3.875	08/01/17		1,820,000	3,082,625

Foreign Government Obligations 23.3%					$729,103,922

(Cost $753,231,863)

Australia 2.9%					89,326,336

New South Wales Treasury Corp.	6.000	05/01/20	AUD	35,125,000	34,948,064
Queensland Treasury Corp.	6.000	10/21/15	AUD	34,711,000	32,552,336
Queensland Treasury Corp.	6.000	04/21/16	AUD	23,003,000	21,825,936

Bermuda 0.3%					9,156,217

Government of Bermuda (S)	4.854	02/06/24		9,125,000	9,156,217

Brazil 1.4%					42,806,501

Federative Republic of Brazil	10.000	01/01/21	BRL	18,745,000	7,242,793
Federative Republic of Brazil	10.000	01/01/23	BRL	31,880,000	12,047,832
Federative Republic of Brazil	10.250	01/10/28	BRL	22,960,000	9,890,010
Federative Republic of Brazil	12.500	01/05/16	BRL	30,750,000	13,625,866

Canada 1.4%					43,847,299

Export Development Canada	3.500	02/20/18	NZD	9,440,000	7,611,917
Ontario School Boards Financing Corp., Series 01A2	6.250	10/19/16	CAD	8,485,000	8,571,436
Province of Ontario	6.250	06/16/15	NZD	24,690,000	21,288,622
Province of Quebec	6.750	11/09/15	NZD	7,310,000	6,375,324

7

Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value
Indonesia 0.1%					$4,554,000

Republic of Indonesia (S)	5.875	03/13/20		4,140,000	4,554,000

Malaysia 2.0%					61,360,200

Government of Malaysia	3.314	10/31/17	MYR	22,000,000	6,667,017
Government of Malaysia	3.741	02/27/15	MYR	78,350,000	24,073,883
Government of Malaysia	3.835	08/12/15	MYR	50,450,000	15,560,249
Government of Malaysia	4.262	09/15/16	MYR	48,250,000	15,059,051

Mexico 2.4%					74,904,294

Government of Mexico	5.000	06/15/17	MXN	219,174,600	16,801,808
Government of Mexico	6.000	06/18/15	MXN	72,500,000	5,616,415
Government of Mexico	7.750	05/29/31	MXN	482,774,500	38,769,515
Government of Mexico	8.000	12/07/23	MXN	161,720,000	13,716,556

New Zealand 2.4%					75,455,173

Dominion of New Zealand	5.000	03/15/19	NZD	19,200,000	16,788,016
Dominion of New Zealand	6.000	12/15/17	NZD	38,005,000	34,246,458
Dominion of New Zealand	6.000	05/15/21	NZD	26,500,000	24,420,699

Norway 1.1%					34,745,012

Government of Norway	4.500	05/22/19	NOK	77,991,000	14,420,928
Government of Norway	5.000	05/15/15	NOK	117,102,000	20,324,084

Peru 0.1%					2,460,750

Republic of Peru	7.350	07/21/25		1,930,000	2,460,750

Philippines 1.9%					59,515,087

Republic of Philippines	4.950	01/15/21	PHP	608,000,000	13,894,029
Republic of Philippines	5.875	12/16/20	PHP	609,320,800	15,280,076
Republic of Philippines	6.250	01/14/36	PHP	252,000,000	5,589,336
Republic of Philippines	6.500	04/28/21	PHP	678,000,000	17,391,980
Republic of Philippines	8.125	12/16/35	PHP	254,043,000	7,359,666

Singapore 1.6%					49,934,730

Republic of Singapore	2.375	04/01/17	SGD	22,500,000	18,702,094
Republic of Singapore	3.250	09/01/20	SGD	36,490,000	31,232,636

South Korea 1.5%					48,243,274

Korea Development Bank	4.375	08/10/15		1,530,000	1,608,061

Korea Treasury Bond Coupon Strips	3.126	03/10/14	KRW	1,205,430,000	1,128,805

Korea Treasury Bond Coupon Strips	3.403	09/10/18	KRW	1,205,430,000	980,533

Korea Treasury Bond Coupon Strips	3.403	03/10/18	KRW	1,205,430,000	999,693

Korea Treasury Bond Coupon Strips	3.410	03/10/17	KRW	1,205,430,000	1,035,162

Korea Treasury Bond Coupon Strips	3.411	09/10/17	KRW	1,205,430,000	1,017,945

Korea Treasury Bond Coupon Strips	3.420	09/10/16	KRW	1,205,430,000	1,051,754

Korea Treasury Bond Coupon Strips	4.426	03/10/16	KRW	1,205,430,000	1,067,798

Korea Treasury Bond Coupon Strips	3.426	09/10/14	KRW	1,205,430,000	1,114,123

8

Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value
South Korea (continued)

Korea Treasury Bond Coupon Strips	3.433	09/10/15	KRW	1,205,430,000	$1,083,970
Korea Treasury Bond Coupon Strips	3.436	03/10/15	KRW	1,205,430,000	1,099,287
Korea Treasury Bond Principal Strips, PO	3.126	09/10/18	KRW	41,928,000,000	34,105,512
Republic of Korea	3.500	03/10/17	KRW	1,500,000,000	1,429,156
Republic of Korea	5.750	09/10/18	KRW	502,000,000	521,475

Sweden 2.2%					69,846,957

Kingdom of Sweden	3.750	08/12/17	SEK	78,560,000	13,300,302
Kingdom of Sweden	4.500	08/12/15	SEK	129,600,000	21,308,761
Kingdom of Sweden	5.000	12/01/20	SEK	106,425,000	19,917,533
Svensk Exportkredit AB	7.625	06/30/14	NZD	18,040,000	15,320,361

Thailand 2.0%					62,948,092

Bank of Thailand	3.200	10/22/14	THB	1,217,750,000	37,547,796
Kingdom of Thailand	3.250	06/16/17	THB	815,000,000	25,400,296

Term Loans (M) 13.5%					$421,434,140

(Cost $419,323,648)

Consumer Discretionary 2.6%				80,096,698

Automobiles 0.2%
Chrysler Group LLC	3.250	12/31/18	6,845,000	6,819,331

Diversified Consumer Services 0.1%
Pacific Industrial Services BidCo Pty, Ltd.	5.000	10/02/18	2,119,688	2,147,949

Hotels, Restaurants & Leisure 0.4%
CCM Merger, Inc.	5.000	03/01/17	1,407,170	1,412,447
Hilton Worldwide Finance LLC	3.750	10/26/20	7,650,000	7,673,868
Travelport LLC	6.250	06/26/19	2,828,824	2,894,240

Media 1.2%
Clear Channel Communications, Inc.	3.810	01/29/16	181,063	177,895
Clear Channel Communications, Inc.	6.905	01/30/19	10,396,703	10,199,904
Clear Channel Communications, Inc.	7.655	07/30/19	3,343,756	3,335,397
Mood Media Corp.	7.000	05/07/18	1,727,596	1,739,833
RentPath, Inc.	6.250	05/29/20	10,890,275	10,590,792
Univision Communications, Inc.	4.000	03/01/20	3,687,138	3,696,355
Virgin Media Investment Holdings, Ltd.	3.500	06/08/20	6,660,000	6,650,483

Multiline Retail 0.4%
Hudson's Bay Company	4.750	11/04/20	13,657,625	13,859,649

Specialty Retail 0.2%
J Crew Group, Inc. (T)	TBD	02/20/21	6,140,000	6,109,300

Textiles, Apparel & Luxury Goods 0.1%
Burlington Coat Factory Warehouse Corp.	4.250	02/23/17	2,770,554	2,789,255

Consumer Staples 1.2%				36,415,316

Food & Staples Retailing 0.5%
Rite Aid Corp.	5.750	08/21/20	945,000	965,318
SUPERVALU, Inc.	4.500	03/21/19	14,558,316	14,615,515

9

Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

Food Products 0.3%
Del Monte Foods Company	3.500	02/12/20	4,956,087	$4,960,215
HJ Heinz Company	3.500	06/05/20	2,606,900	2,624,809

Household Products 0.4%
The Sun Products Corp.	5.500	03/23/20	13,873,779	13,249,459

Energy 0.6%				19,703,994

Energy Equipment & Services 0.2%
Offshore Group Investment, Ltd.	5.000	10/25/17	6,821,875	6,849,592

Oil, Gas & Consumable Fuels 0.4%
Arch Coal, Inc.	6.250	05/16/18	8,092,909	7,972,964
Fieldwood Energy LLC	8.375	09/30/20	4,705,000	4,881,438

Financials 2.8%				87,425,335

Capital Markets 0.5%
Walter Investment Management Corp.	4.750	12/11/20	16,640,078	16,582,886

Diversified Financial Services 1.4%
Carestream Health, Inc.	5.000	06/07/19	24,184,875	24,435,358
Carestream Health, Inc.	9.500	12/07/19	13,055,000	13,326,975
Ocwen Loan Servicing LLC	5.000	02/15/18	5,488,525	5,526,193
Springleaf Financial Funding Company	4.750	09/25/19	1,180,715	1,196,950

Insurance 0.5%
HUB International, Ltd.	4.750	10/02/20	14,339,063	14,475,284

Real Estate Investment Trusts 0.4%
iStar Financial, Inc.	4.500	10/16/17	11,859,453	11,881,689

Health Care 1.1%				33,284,798

Health Care Equipment & Supplies 0.2%
Biomet, Inc.	3.661	07/25/17	3,129,275	3,133,187
Brand Energy & Infrastructure Services, Inc.	4.750	11/26/20	3,115,444	3,125,180

Health Care Providers & Services 0.5%
Catalent Pharma Solutions, Inc.	3.655	09/15/16	3,568,253	3,579,404
Catalent Pharma Solutions, Inc.	4.250	09/15/17	6,620,775	6,652,157
National Mentor Holdings, Inc. (T)	TBD	01/31/21	2,871,954	2,886,314
Opal Acquisition, Inc.	5.000	11/27/20	2,380,000	2,390,413

Life Sciences Tools & Services 0.1%
Patheon, Inc.	7.250	12/06/18	1,945,375	1,943,755

Pharmaceuticals 0.3%
Endo Luxembourg Finance I Company Sarl (T)	TBD	02/28/19	3,100,000	3,097,086
Valeant Pharmaceuticals International, Inc.	3.750	08/05/20	6,448,516	6,477,302

Industrials 1.5%				47,305,573

Airlines 0.2%
Delta Air Lines, Inc.	3.500	04/20/17	7,605,000	7,638,272

Commercial Services & Supplies 0.5%
ARAMARK Corp. (T)	TBD	02/24/21	14,675,000	14,629,141

Hotels, Restaurants & Leisure 0.4%
Four Seasons Holdings, Inc.	3.500	06/27/20	12,713,138	12,752,866

10

Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Road & Rail 0.1%
Swift Transportation Company LLC	4.000	12/21/17	2,086,451	$2,102,620

Trading Companies & Distributors 0.3%
American Builders & Contractors Supply Company, Inc.	3.500	04/16/20	10,179,488	10,182,674

Information Technology 1.3%				39,284,709

Communications Equipment 0.4%
Alcatel-Lucent USA, Inc.	4.500	01/30/19	12,847,255	12,965,025

Electronic Equipment, Instruments & Components 0.4%
Dell International LLC	4.500	04/29/20	10,693,200	10,662,008

Software 0.5%
BMC Software Finance, Inc.	5.000	09/10/20	9,110,000	9,132,775
First Data Corp.	4.156	03/23/18	3,562,924	3,569,921
First Data Corp.	4.156	09/24/18	1,155,000	1,157,166
First Data Corp.	4.156	03/24/21	1,797,065	1,797,814

Materials 0.9%				29,363,292

Chemicals 0.3%
Axalta Coating Systems US Holdings, Inc.	4.750	02/01/20	9,116,113	9,176,507

Construction Materials 0.3%
Apex Tool Group LLC	4.500	01/31/20	6,803,588	6,725,346
Doncasters Group, Ltd.	5.500	04/09/20	3,786,388	3,822,672

Containers & Packaging 0.3%
Berry Plastics Group, Inc.	3.500	02/07/20	6,729,150	6,690,700
Consolidated Container Company LLC	5.000	07/03/19	2,927,938	2,948,067

Telecommunication Services 0.6%				19,305,383

Diversified Telecommunication Services 0.5%
Crown Castle Operating Company	3.250	01/31/19	8,236,782	8,242,499
Crown Castle Operating Company	3.250	01/31/21	7,070,000	7,070,884

Wireless Telecommunication Services 0.1%
SBA Senior Finance II LLC (T)	TBD	03/31/21	4,000,000	3,992,000

Utilities 0.9%				29,249,042

Electric Utilities 0.8%
La Frontera Generation LLC	4.500	09/30/20	16,468,720	16,489,305
Otter Products LLC	5.250	04/29/19	9,628,125	9,636,145

Independent Power and Renewable Electricity Producers 0.1%
Dynegy, Inc.	4.000	04/23/20	3,113,585	3,123,592

Capital Preferred Securities 2.5%				$77,431,894

(Cost $72,857,199)

Financials 2.5%				77,431,894

Banks 2.1%
HSBC Finance Capital Trust IX (5.911% to 11-30-15, then 3
month LIBOR + 1.926%)	5.911	11/30/35	13,710,000	14,138,438
PNC Financial Services Group, Inc. (6.750% to 8-1-21, then
3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	5,830,000	6,245,388

11

Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

USB Capital IX (P)(Q)	3.500	04/28/14	22,163,000	$17,952,030
Wachovia Capital Trust III (P)(Q)	5.570	04/28/14	27,745,000	26,843,288

Diversified Financial Services 0.4%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	04/14/14	15,810,000	12,252,750

Collateralized Mortgage Obligations 5.7%				$179,933,827

(Cost $170,257,905)

Commercial & Residential 4.9%				154,364,657

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.646	04/25/35	4,325,047	4,289,915
American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.041	12/25/46	47,021,949	3,067,486
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-4, Class AM	5.675	07/10/46	5,850,000	6,376,775
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.696	01/25/35	4,267,173	4,297,282
Series 2005-2, Class A1 (P)	2.560	03/25/35	2,046,891	2,090,768
Series 2005-5, Class A2 (P)	2.250	08/25/35	2,391,953	2,430,280
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.855	01/25/35	2,506,877	2,410,109
Series 2004-8, Class 1A (P)	0.855	09/25/34	823,310	795,017
Series 2005-7, Class 11A1 (P)	0.695	08/25/35	2,575,657	2,315,397
Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.706	02/25/37	2,444,319	2,430,047
Commercial Mortgage Trust
Series 2006-GG7, Class AM (P)	5.820	07/10/38	3,565,000	3,905,900
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.041	09/19/44	27,080,348	1,396,748
Series 2005-AR2, Class X2 IO	2.948	03/19/45	50,873,446	3,974,040
Extended Stay America Trust
Series 2013-ESHM, Class M (S)	7.625	12/05/19	2,467,130	2,538,621
GS Mortgage Securities Corp. II
Series 2013, Class KYO (P) (S)	3.756	11/08/29	6,695,000	6,733,851
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.620	09/25/35	6,126,083	6,110,198
HarborView Mortgage Loan Trust
Series 2005-2, Class IX IO	2.209	05/19/35	18,730,869	1,069,830
Series 2005-9, Class 2A1C (P)	0.604	06/20/35	2,317,316	2,148,587
Series 2005-8, Class 1X IO	2.159	09/19/35	15,032,797	997,952
Series 2007-3, Class ES IO (S)	0.350	05/19/47	36,848,107	391,511
Series 2007-4, Class ES IO	0.350	07/19/47	39,139,957	391,400
Series 2007-6, Class ES IO (S)	0.350	08/19/37	30,555,133	324,648
Hilton USA Trust
Series 2013-HLF, Class EFL (P)(S)	3.908	11/05/30	4,470,000	4,481,260
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.092	10/25/36	45,726,782	3,325,178
Series 2005-AR18, Class 2X IO	1.738	10/25/36	47,951,134	1,837,708
JP Morgan Mortgage Trust
Series 2007-A1, Class 1A1 (P)	2.776	07/25/35	4,899,751	4,986,844
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.146	12/25/34	2,080,112	2,100,786
Series 2005-A2, Class A2 (P)	2.485	02/25/35	1,972,230	1,991,698

12

Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Series 2006-3, Class 2A1 (P)	2.335	10/25/36	2,238,997	$2,163,665
Series 2007-1, Class 2A1 (P)	2.561	01/25/37	13,993,831	14,070,937
Merrill Lynch Mortgage Investors, Inc.
Series 2005-2, Class 1A (P)	1.596	10/25/35	3,520,755	3,454,318
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.308	01/12/44	7,010,000	7,528,740
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07/12/46	2,878,978	3,136,220
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03/15/44	8,460,000	9,327,108
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.463	10/25/34	3,117,869	3,061,666
Series 2004-9, Class 1A (P)	5.654	11/25/34	2,983,186	2,966,612
Opteum Mortgage Acceptance Corp.
Series 2005-4, Class 1APT (P)	0.466	11/25/35	3,653,088	3,343,679
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.482	12/25/33	3,196,647	3,177,876
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1	2.403	01/25/35	5,457,733	5,493,525
Series 2005-AR19, Class A1A2 (P)	0.446	12/25/45	4,646,600	4,271,870
Series 2005-AR6, Class 2A1A (P)	0.386	04/25/45	4,646,988	4,337,327
Series 2005-AR8, Class 2AB2 (P)	0.576	07/25/45	4,987,115	4,653,207
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.615	12/25/34	4,079,856	4,168,071

U.S. Government Agency 0.8%				25,569,170

Federal Home Loan Mortgage Corp.
Series 4077, Class IK IO	5.000	07/15/42	12,097,102	2,479,550
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11/25/37	13,108,956	2,373,445
Series 2013-46, Class MI IO	3.500	05/25/43	58,774,676	9,815,735
Series 402, Class 3 IO	4.000	11/25/39	3,614,910	641,865
Series 402, Class 4 IO	4.000	10/25/39	5,584,488	1,191,530
Series 402, Class 7 IO	4.500	11/25/39	7,561,591	1,632,301
Series 406, Class 3 IO	4.000	01/25/41	8,460,776	1,542,184
Series 407, Class 4 IO	4.500	03/25/41	13,293,326	2,591,246
Series 407, Class 7 IO	5.000	03/25/41	11,143,303	2,264,030
Series 407, Class 8 IO	5.000	03/25/41	5,527,405	1,037,284

Asset Backed Securities 0.2%				$7,140,868

(Cost $6,819,365)

Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.656	06/25/33	2,107,401	1,977,254
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	4,823,490	5,163,614

			Shares	Value

Common Stocks 0.1%				$3,991,028

(Cost $6,323,660)

Consumer Discretionary 0.0%				293,457

Auto Components 0.0%
Lear Corp.			3,614	293,457

13

Income Fund
As of 2-28-14 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Media 0.0%
Vertis Holdings, Inc. (I)	300,118	$0

Financials 0.1%		3,489,921

Banks 0.1%
Talmer Bancorp, Inc. (I)	220,152	2,773,637

Diversified Financial Services 0.0%
Rescap Liquidating Trust (I)	3,950	51,351

Real Estate Investment Trusts 0.0%
Dundee International	79,684	664,933

Materials 0.0%		68,430

Chemicals 0.0%
LyondellBasell Industries NV, Class A	104	9,160

Containers & Packaging 0.0%
Rock-Tenn Company, Class A	531	59,270

Telecommunication Services 0.0%		139,220

Diversified Telecommunication Services 0.0%
Deutsche Telekom AG, ADR	8,253	139,220

Preferred Securities 4.9%		$153,074,891

(Cost $144,052,906)

Consumer Discretionary 0.2%		5,765,711

Household Durables 0.2%
Beazer Homes USA, Inc., 7.500%	164,125	5,765,711

Financials 3.3%		105,186,429

Banks 2.5%
First Tennessee Bank NA, 3.750% (S)	20,120	13,386,088
M&T Bank Corp., Series A, 6.375%	7,985	7,945,075
M&T Bank Corp., Series C, 6.375%	495	485,100
Regions Financial Corp., 6.375%	446,920	10,659,042
Synovus Financial Corp., 7.875%	196,990	5,476,322
U.S. Bancorp, 3.500%	8,280	6,474,960
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	385,125	10,641,004
Wells Fargo & Company, 6.625%	241,493	6,462,353
Wells Fargo & Company, Series L, 7.500%	9,209	10,848,202
Wintrust Financial Corp., 5.000%	1,030	1,275,269
Zions Bancorporation, 6.950%	154,580	4,135,015

Insurance 0.5%
Hartford Financial Services Group, Inc., 7.875%	440,525	13,017,514
MetLife, Inc., 5.000%	93,480	2,766,073

Real Estate Investment Trusts 0.3%
Weyerhaeuser Company, 6.375%	213,265	11,614,412

Industrials 0.4%		12,094,217

Aerospace & Defense 0.4%
United Technologies Corp., 7.500%	181,950	12,094,217

14

Income Fund
As of 2-28-14 (Unaudited)

			Shares	Value
Utilities 1.0%				$30,028,534

Electric Utilities 0.4%
NextEra Energy, Inc., 5.799%			120,745	6,335,490
NextEra Energy, Inc., 5.889%			118,750	7,020,500

Multi-Utilities 0.6%
Dominion Resources, Inc., 6.000%			291,580	16,672,544

		Maturity
	Rate (%)	date	Par value^	Value
Escrow Certificates 0.0%				$23,144

(Cost $142)

Consumer Discretionary 0.0%				23,144

Lear Corp., Series B	8.750	12/01/16	2,645,000	23,144

			Shares	Value

Warrants 0.0%				$63,271

(Cost $0)
Lear Corp. (Expiration Date: 11-9-14; Strike Price: $0.005) (I)			403	63,271

			Par value	Value

Short-Term Investments 2.3%				$73,183,857

(Cost $73,183,857)

Repurchase Agreement 2.3%				73,183,857

Barclays Tri-Party Repurchase Agreement dated 2-28-14 at 0.040% to be repurchased at $69,129,230 on 3-3-14, collateralized by
$70,421,500 U.S. Treasury Notes, 0.250% due 1-31-15 (valued at
$70,511,877, including interest)			$69,129,000	69,129,000
Repurchase Agreement with State Street Corp. dated 2-28-14 at
0.000% to be repurchased at $4,054,857 on 3-3-14, collateralized by $155,000 Federal National Mortgage Association, 2.080% due
11-2-22 (valued at $139,856, including interest) and $4,000,000
Federal Home Loan Discount Note, 0.010% due 3-26-14 (valued at
$3,998,000, including interest)			4,054,857	4,054,857

Total investments (Cost $3,040,846,113)† 99.3%				$3,111,982,732

Other assets and liabilities, net 0.7%				$20,613,141

Total net assets 100.0%			$3,132,595,873

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	Great Britain Pound
IDR	Indonesian Rupiah
KRW	Korean Won

15

Income Fund
As of 2-28-14 (Unaudited)

MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ADR	American Depositary Receipts
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBD	To Be Determined
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $455,300,163 or 14.5% of the fund's net assets as of 2-28-14.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
†	At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $3,060,135,350.
Net unrealized appreciation aggregated $51,847,382, of which $144,205,901 related to appreciated investment securities and $92,358,519 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total net assets on 2-28-14:

United States	61.4%
Australia	4.2%
Canada	3.6%
Mexico	2.8%
Singapore	2.6%
New Zealand	2.4%
Sweden	2.3%
Thailand	2.0%
Brazil	2.0%
Malaysia	2.0%
Other Countries	14.7%

Total	100.0%

16

Income Fund
As of 2-28-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

17

Income Fund
As of 2-28-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of February 28, 2014 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	02/28/14	Price	Inputs	Inputs
Corporate Bonds	$1,448,811,676	—	$1,448,811,676	—
Convertible Bonds	17,790,214	—	17,790,214	—
Foreign Government Obligations	729,103,922	—	729,103,922	—
Term Loans	421,434,140	—	421,434,140	—
Capital Preferred Securities	77,431,894	—	77,431,894	—
Collateralized Mortgage Obligations	179,933,827	—	178,826,268	$1,107,559
Asset Backed Securities	7,140,868	—	7,140,868	—
Common Stocks	3,991,028	1,217,391	2,773,637	—
Preferred Securities	153,074,891	138,413,534	14,661,357	—
Escrow Certificates	23,144	—	—	23,144
Warrants	63,271	—	63,271	—
Short-Term Investments	73,183,857	—	73,183,857	—

Total Investments in Securities	$3,111,982,732	$139,630,925	$2,971,221,104	$1,130,703
Other Financial Instruments:
Futures	($1,203,397)	($1,203,397)	—	—
Forward Foreign Currency Contracts	($6,146,371)	—	($6,146,371)	—
Written Options	($1,096,662)	($1,096,662)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

18

Income Fund
As of 2-28-14 (Unaudited)

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended February 28, 2014, the fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at February 28, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Income Fund	10-Year U.S. Treasury Note Futures	2,042	Short	Jun 2014	($253,745,056)	($254,292,812)	($547,756)

	U.S. Treasury Long Bond Futures	686	Short	Jun 2014	(90,625,234)	(91,280,875)	(655,641)
							($1,203,397)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at February 28, 2014.

19

Income Fund
As of 2-28-14 (Unaudited)

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy	Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

Income Fund	CAD	19,241,766 NZD	21,035,000	Deutsche Bank AG London	4/30/2014	-	($206,755)	($206,755)

	CAD	55,318,487 NZD	59,935,000	Royal Bank of Canada	4/30/2014	-	(144,536)	(144,536)

	CAD	45,457,535 NZD	49,530,000	State Street Bank and Trust Company	4/30/2014	-	(351,587)	(351,587)

	CAD	3,085,000 USD	2,814,781	Barclays Bank PLC Wholesale	4/30/2014	-	(32,516)	(32,516)

	GBP	1,945,716 USD	3,257,129	Deutsche Bank AG London	3/5/2014	$1,048	-	1,048

	NZD	25,860,000 CAD	23,564,214	Deutsche Bank AG London	4/30/2014	336,450	-	336,450

	NZD	5,500,000 CAD	5,015,285	Royal Bank of Canada	4/30/2014	68,346	-	68,346

	NZD	5,500,000 CAD	5,010,500	State Street Bank and Trust Company	4/30/2014	72,662	-	72,662

	USD	172,847,515 AUD	194,540,754	Bank of Nova Scotia	4/30/2014	-	(85,421)	(85,421)

	USD	561,899,632 CAD	622,739,315	Toronto Dominion Bank	4/30/2014	270,483	-	270,483

	USD	67,119,414 EUR	49,695,997	Deutsche Bank AG London	4/30/2014	-	(1,474,498)	(1,474,498)

	USD	3,255,767 GBP	1,945,716	Deutsche Bank AG London	4/30/2014	-	(1,043)	(1,043)

	USD	4,766,406 GBP	2,916,712	State Street Bank and Trust Company	4/30/2014	-	(115,693)	(115,693)

	USD	6,958,465 GBP	4,254,766	Toronto Dominion Bank	4/30/2014	-	(163,317)	(163,317)

	USD	61,549,970 NOK	388,269,519	Barclays Bank PLC Wholesale	4/30/2014	-	(3,003,219)	(3,003,219)

	USD	2,945,897 NZD	3,608,399	Bank of Nova Scotia	4/30/2014	-	(66,444)	(66,444)

	USD	64,522,803 SEK	421,888,798	Citibank N.A.	4/30/2014	-	(1,217,015)	(1,217,015)

	USD	90,476,883 SGD	114,731,926	HSBC Bank USA	4/30/2014	-	(33,316)	(33,316)

						$748,989	($6,895,360)	($6,146,371)

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended February 28, 2014, the fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The following tables summarize the fund’s written options activities during the period ended February 28, 2014 and the contracts held at February 28, 2014.

20

Income Fund
As of 2-28-14 (Unaudited)

	Number of Contracts	Premiums Received
Income Fund

Outstanding, beginning of period	-	-

Options written	404,105,000	$2,016,105

Option closed	-	-

Options exercised	(160,315,000)	(614,571)

Options expired	(147,170,000)	(816,449)

Outstanding, end of period	96,620,000	$585,085

Description	Counterparty	Price	Date		Amount	Amount	Premium	Value

Calls

New Zeland Dollar versus Canadian Dollar	Goldman Sachs and Company	$0.925	Apr 2014	NZD	96,620,000	$81,006,214	$585,085	($1,096,662)
					96,620,000	$81,006,214	$585,085	($1,096,662)

NZD New Zealand Dollar

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

21

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Income Fund.

91Q3 2/14
4/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	April 24, 2014

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	April 24, 2014